Employee benefit (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Contribution Pension And Other Postretirements Plan Disclosure [Abstract]
Employee benefit expenses	¥ 7,894	¥ 4,580	¥ 5,694